Segment and revenue information - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue from contracts with customers
Revenue	$ 169,597	$ 139,848	$ 94,973
Knilo HoldCo AB (Successor Parent)
Disaggregation of revenue from contracts with customers
Revenue	169,597	139,848	94,973
Knilo HoldCo AB (Successor Parent) | Sweden
Disaggregation of revenue from contracts with customers
Revenue	15,426	6,709	6,694
Knilo HoldCo AB (Successor Parent) | United States
Disaggregation of revenue from contracts with customers
Revenue	73,642	63,407	40,855
Knilo HoldCo AB (Successor Parent) | Americas (excluding US)
Disaggregation of revenue from contracts with customers
Revenue	5,123	3,109	1,488
Knilo HoldCo AB (Successor Parent) | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	53,711	50,981	38,747
Knilo HoldCo AB (Successor Parent) | China
Disaggregation of revenue from contracts with customers
Revenue	9,647	4,741	2,773
Knilo HoldCo AB (Successor Parent) | Japan
Disaggregation of revenue from contracts with customers
Revenue	7,000	5,013	2,982
Knilo HoldCo AB (Successor Parent) | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	5,048	5,889	1,434
Knilo HoldCo AB (Successor Parent) | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	153,541	128,103	87,018
Knilo HoldCo AB (Successor Parent) | All other segments
Disaggregation of revenue from contracts with customers
Revenue	16,056	11,745	7,955
Knilo HoldCo AB (Successor Parent) | All other segments | Sweden
Disaggregation of revenue from contracts with customers
Revenue	531	529	1,467
Knilo HoldCo AB (Successor Parent) | All other segments | United States
Disaggregation of revenue from contracts with customers
Revenue	5,343	4,707	2,848
Knilo HoldCo AB (Successor Parent) | All other segments | Americas (excluding US)
Disaggregation of revenue from contracts with customers
Revenue	858	512	220
Knilo HoldCo AB (Successor Parent) | All other segments | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	5,495	3,118	1,754
Knilo HoldCo AB (Successor Parent) | All other segments | China
Disaggregation of revenue from contracts with customers
Revenue	2,520	1,744	717
Knilo HoldCo AB (Successor Parent) | All other segments | Japan
Disaggregation of revenue from contracts with customers
Revenue	262	265	195
Knilo HoldCo AB (Successor Parent) | All other segments | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	1,047	871	754
Knilo HoldCo AB (Successor Parent) | Kit
Disaggregation of revenue from contracts with customers
Revenue	87,493	55,091	26,797
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	87,493	55,091	26,797
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Sweden
Disaggregation of revenue from contracts with customers
Revenue	8,171	3,903	2,072
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | United States
Disaggregation of revenue from contracts with customers
Revenue	32,151	22,892	11,053
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Americas (excluding US)
Disaggregation of revenue from contracts with customers
Revenue	3,742	2,247	1,117
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	28,161	17,287	10,381
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | China
Disaggregation of revenue from contracts with customers
Revenue	7,058	2,968	1,908
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Japan
Disaggregation of revenue from contracts with customers
Revenue	4,906	2,353	182
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	3,304	3,442	84
Knilo HoldCo AB (Successor Parent) | Service
Disaggregation of revenue from contracts with customers
Revenue	66,048	73,012	60,221
Knilo HoldCo AB (Successor Parent) | Service | Operating segments
Disaggregation of revenue from contracts with customers
Revenue	66,048	73,012	60,221
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Sweden
Disaggregation of revenue from contracts with customers
Revenue	6,724	2,277	3,155
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | United States
Disaggregation of revenue from contracts with customers
Revenue	36,148	35,808	26,954
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Americas (excluding US)
Disaggregation of revenue from contracts with customers
Revenue	523	350	151
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | EMEA (excluding Sweden)
Disaggregation of revenue from contracts with customers
Revenue	20,055	30,576	26,612
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | China
Disaggregation of revenue from contracts with customers
Revenue	69	29	148
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Japan
Disaggregation of revenue from contracts with customers
Revenue	1,832	2,395	2,605
Knilo HoldCo AB (Successor Parent) | Service | Operating segments | Rest of world
Disaggregation of revenue from contracts with customers
Revenue	$ 697	$ 1,576	$ 596